Related party transactions (Details) £ in Millions	12 Months Ended
	Mar. 31, 2024 GBP (£)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£) lease	Feb. 25, 2022 lease
New York
Disclosure of transactions between related parties [line items]
Number of leases won | lease			6
Pension plan
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	£ 0	£ 0	£ 3
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	221	100	284
Purchases of goods and services, related party transactions	6	0	19
Amounts receivable	80	58	43
Amounts payable	0	19	247
Dividends received	152	150	123
Joint ventures | Emerald Energy Venture LLC
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	126	76	74
Receivables due from joint ventures	77	55	33
Joint ventures | Nemo Link Limited
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	71	0	0
Dividends received	17	47	77
Joint ventures | St William Homes LLP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions			202
Joint ventures | BritNed Development Limited
Disclosure of transactions between related parties [line items]
Dividends received	116	84	39
Purchases of property and other assets, related party transactions			18
Joint ventures | Community Offshore Wind LLC
Disclosure of transactions between related parties [line items]
Amounts payable			223
Number of leases won | lease				6
Associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	1	1	0
Purchases of goods and services, related party transactions	4	31	41
Amounts receivable	0	0	1
Amounts payable	1	1	4
Dividends received	117	32	35
Associates | Millennium Pipeline Company, LLC
Disclosure of transactions between related parties [line items]
Purchases of goods and services, related party transactions		22	38
Dividends received		16	34
Associates | GasT TopCo Limited
Disclosure of transactions between related parties [line items]
Dividends received	102
Associates | New York Transco LLC
Disclosure of transactions between related parties [line items]
Dividends received	12	12	2
Subsidiaries of an associate
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	70	6	0
Purchases of goods and services, related party transactions	1	0	0
Amounts receivable	8	8	£ 0
Subsidiaries of an associate | National Gas Transmission Plc
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	£ 70	£ 0